Related Party Balances and Transactions - Schedule of Movement of Allowances for Expected Credit Loss (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement of Allowances for Expected Credit Loss [Abstract]
Balance at beginning of the year		$ (17,818)	$ (17,818)	$ (17,059)
Reversal of Provision / (Provision)		17,818	17,818	(759)
Ending balance				$ (17,818)